Share-based Compensation - Schedule of share-based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation [Abstract]
Number of options - Beginning balance	4,561	4,905	5,902
Number of options - Granted	78	635	1,095
Number of options - Exercised	(355)	(642)	(1,538)
Number of options - Forfeited	(478)	(337)	(554)
Number of options - Ending balance	3,806	4,561	4,905	5,902
Number of options - Vested and exercisable	2,659	2,234
Weighted average exercise price per share - Beginning balance	$ 3.58	$ 3.33	$ 2.92
Weighted average exercise price per share - Granted	4.5	4.5	4.5
Weighted average exercise price per share - Exercised	3.48	2.4	2.45
Weighted average exercise price per share - Forfeited	4.27	3.9	3.75
Weighted average exercise price per share - Ending balance	3.53	3.58	$ 3.33	$ 2.92
Weighted average exercise price per share - Vested and exercisable	$ 3.24	$ 3.09
Weighted average remaining contractual life	2 years	2 years 8 months 26 days	2 years 11 months 8 days	3 years 25 days
Weighted average remaining contractual life - Vested and exercisable	1 year 7 months 6 days	1 year 10 months 9 days
Aggregate intrinsic value	$ 2,205	$ 8,188	$ 44,871	$ 139,326
Aggregate intrinsic value - Vested and exercisable	$ 2,094	$ 5,115